Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2018
Statement of Stockholders' Equity [Abstract]
Accounting standards update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member	us-gaap:AccountingStandardsUpdate201802Member
Cash dividends per share (in dollars per share)	$ 0.87	$ 0.67